INTANGIBLE ASSETS (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible assets		$ 0	$ 0
Less: Accumulated Amortization	$ (85,078)	(28,658)
Total intangible assets	539,066	740,487
Energy Technologies Inc [Member]
Intangible assets	52,700	52,700	0
Carnegie ORR [Member]
Intangible assets	117,623	117,623	0
Coking Coal Financing LLC [Member]
Intangible assets	8,978	53,978	0
MC Mining [Member]
Intangible assets	149,150	149,150	0
Mining Permit Package [Member]
Intangible assets	68,739	68,739	0
Pollinate [Member]
Intangible assets	1,954	1,954	0
Texas Tech University [Member]
Intangible assets	0	100,000	0
RMC Environmental Services LLC
Intangible assets	$ 225,000	$ 225,000	$ 0